First Trust Ultra Short Duration Municipal ETF Expense Example, No Redemption - First Trust Ultra Short Duration Municipal ETF - First Trust Ultra Short Duration Municipal ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	$ 567